S000024505 [Member] Investment Risks - SFT Core Bond Fund	Dec. 31, 2025
Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
▲ Active Management Risk – The Fund is subject to the risk that the investment sub-adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform other funds with similar objectives and investment strategies.

Hedging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
▲ Hedging Risk – the risk that the Fund’s use of derivatives for hedging purposes, although designed to help manage volatility and offset negative movements in the securities in which the Fund invests, will not always be successful. Hedging can cause the Fund to lose money and can reduce the opportunity for gain.

Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
▲ Interest Rate Risk – the risk that the value of a debt security or fixed income obligation will decline due to an increase in market interest rates. Long-term debt securities, mortgage-backed securities and fixed income obligations are generally more sensitive to interest rate changes. The negative impact on a debt security or fixed income obligation from resulting rate increases could be swift and significant, including falling market values and reduced liquidity. Substantial redemptions from the Fund and other fixed income funds may worsen the impact. Other types of securities also may be adversely affected from an increase in interest rates. In addition, interest rates may decline further resulting in lower yields which make the Fund less attractive to investors who are seeking higher rates of returns. Also a lower yield may not be sufficient to cover the expenses of the Fund.

Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
▲ Liquidity Risk – the risk that the Fund’s ability to sell particular securities at an advantageous price or in a timely manner will be impaired due to low trading volume, lack of a market maker, or legal restrictions. The recent increase in capital requirements and potential for increased regulation may negatively impact market liquidity going forward. In the event certain securities experience low trading volumes, the prices of such securities may display abrupt or erratic movements. In addition, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to sell at a favorable price at the time when the investment adviser believes it is desirable to do so. Investment in securities that are less actively traded (or over time experience decreased trading volume) may restrict the Fund’s ability to take advantage of other market opportunities.

Leveraging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
▲ Leveraging Risk – the risk that certain transactions of the Fund, such as transactions in derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	▲ Income Risk – the risk that the Fund may experience a decline in its income due to falling interest rates, earnings declines or income decline within a security.
Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
▲ Credit Risk – the risk that an issuer of bonds may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer’s financial strength or in a security’s credit rating may affect a security’s value.
Lower-rated securities. Securities rated below investment grade, sometimes called “junk bonds,” generally have more credit risk than higher-rated securities. Issuers of lower-rated or high yield, fixed-income securities are not as strong financially as those issuing higher credit quality debt securities. These issuers are generally considered predominantly speculative by the applicable rating agencies as these issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due.
The prices of high yield debt securities fluctuate more than those of higher-credit-quality. Prices are especially sensitive to developments affecting the issuer’s business and to changes in the ratings assigned by rating agencies. In addition, the entire high yield securities market can experience sudden and sharp price swings due to changes in economic conditions, stock market activity, large sustained sales by major investors, a high-profile default, or other factors. High yield debt securities generally are more illiquid (harder to sell) and harder to value than higher-quality securities. Many of these securities do not trade frequently, and when they do their prices may be significantly higher or lower than expected.

Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
▲ Government Securities Risk – the risk a fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by Ginnie Mae, Fannie Mae, or Freddie Mac). U.S. government securities are subject to market risk, interest rate risk, and credit risk. Securities such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States, are guaranteed only as to the timely payment of interest and principal when held to maturity, and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to a fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk and interest rate risk than interest-paying securities of similar maturities.

Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
▲ Portfolio Turnover Risk – High portfolio turnover may adversely affect the Fund’s performance and increase transaction costs, which could increase the Fund’s expenses. High portfolio turnover may also result in the distribution of higher capital gains when compared to a fund with less active trading policies, which could have an adverse tax impact if the Fund’s shares are held in a taxable account.

Foreign Investments and Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
▲ Foreign Investments and Emerging Markets Risk – The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk as compared to investments in U.S. securities or issuers with predominantly domestic exposure, such as less liquid, less transparent, less regulated and more volatile markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, inadequate accounting standards, lack of information and political, economic, financial or social instability. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on fund performance relative to a more geographically diversified fund.
The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.
Less developed markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by local banks, agents and depositories. Settlement of trades in these markets can take longer than in other markets and the Fund may not receive its proceeds from the sale of certain securities for an extended period (possibly several weeks or even longer).
The risks of foreign investments are heightened when investing in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. They are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Short Term Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	▲ Short-Term Trading Risk – the risk that the Fund may trade securities frequently and hold securities for one year or less, which will increase the Fund’s transaction costs.
Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
▲ Prepayment Risk – the risk that falling interest rates could cause prepayments of securities to occur more quickly than expected, causing the Fund to reinvest the proceeds in other securities with generally lower interest rates.

Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
▲ Extension Risk – the risk that rising interest rates could cause property owners to prepay their mortgages more slowly than expected, resulting in slower than anticipated prepayments of mortgage-backed securities. This risk is greater for residential mortgage-backed securities.

Mortgage Related and Other Asset Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
▲ Mortgage-Related and Other Asset-Backed Securities Risk – the risk that mortgage-related and other asset-backed securities represent interests in “pools” of mortgages or other assets such as consumer loans or receivables held in trust and often involve risks that are different from or possibly more acute than risks associated with other types of debt instruments. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if a Fund holds mortgage-related securities, it may exhibit additional volatility since individual mortgage holders are less likely to exercise prepayment options, thereby putting additional downward pressure on the value of these securities and potentially causing the Fund to lose money. This is known as extension risk. Mortgage-backed securities can be highly sensitive to rising interest rates, such that even small movements can cause an investing Fund to lose value. Mortgage-backed securities, and in particular those not backed by a government guarantee, are subject to credit risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. A Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
▲ Management Risk – the risk that the Fund’s performance is primarily dependent on the investment adviser’s or investment sub-adviser’s skill in evaluating and managing the Fund’s holdings. There can be no guarantee that its decisions will produce the desired results, and the Fund may not perform as well as other similar mutual funds.

Non Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
▲ Non-Government Securities Risk – the risk that payments on a non-government security will not be made when due, or the value of such security will decline, because the security is not issued or guaranteed as to principal or interest by the U.S. government or by agencies or authorities controlled or supervised by and acting as instrumentalities of the U.S. government. These securities may include but are not limited to securities issued by non-government entities which can include instruments secured by obligations of residential mortgage borrowers. Non-agency securities also may include asset-backed securities (which represent interests in auto, consumer and/or credit card loans) and commercial mortgage-backed securities (which represent interests in commercial mortgage loans).

Market Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
▲ Market Risk – Markets can be volatile, and stock prices change daily, sometimes rapidly or unpredictably. As a result, the Fund’s holdings can decline in response to adverse issuer, political, regulatory, market or economic developments or conditions that may cause a broad market decline. Different parts of the market, including different sectors and different types of securities, can react differently to these developments. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value. At times, the Fund may hold a relatively high percentage of its assets in stocks of a particular market sector, which would subject the Fund to proportionately higher exposure to the risks of that sector. Additionally, global economies and financial markets are becoming increasingly interconnected, meaning that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Fund. In addition, certain events, such as natural disasters, terrorist attacks, war, the imposition of tariffs, trade wars, regional or global instability and other geopolitical events, have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund may result in the loss of money